Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000017775
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017776
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017777
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000017802
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017803
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017804
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000017861
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017862
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017863
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000017864
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017865
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017866
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000017807
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017808
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017809
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017810
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017814
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017815
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017816
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017817
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017787
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017788
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017789
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000069948
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000069949
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017830
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017831
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017832
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000017772
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017773
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017774
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000017769
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017770
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000030922
Account Value [Line Items]
Line Graph and Table Measure Name	Class D
C000017771
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000017793
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017794
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017795
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000017799
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017800
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017801
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000017784
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017785
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017786
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000017796
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017797
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017798
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000075817
Account Value [Line Items]
Line Graph and Table Measure Name	Class G
C000017811
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017812
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017813
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000075818
Account Value [Line Items]
Line Graph and Table Measure Name	Class G
C000017827
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017828
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017829
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000075820
Account Value [Line Items]
Line Graph and Table Measure Name	Class G
C000017839
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017840
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017841
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000075821
Account Value [Line Items]
Line Graph and Table Measure Name	Class G
C000017818
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017819
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000075819
Account Value [Line Items]
Line Graph and Table Measure Name	Class D
C000017820
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000150812
Account Value [Line Items]
Line Graph and Table Measure Name	Class G
C000017824
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017825
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017826
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000030927
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
C000017790
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017791
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000124380
Account Value [Line Items]
Line Graph and Table Measure Name	Class D
C000017792
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000017867
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017868
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017869
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000017848
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017849
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017850
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000017851
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017852
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017853
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000150813
Account Value [Line Items]
Line Graph and Table Measure Name	Class G
C000069951
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000069952
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017842
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017843
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017844
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
C000017845
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
C000017846
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
C000017847
Account Value [Line Items]
Line Graph and Table Measure Name	Class E
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Account Value	$ 15,985	$ 15,147	$ 13,101	$ 15,597	$ 14,465	$ 13,073	$ 10,758	$ 12,538	$ 9,858	$ 9,434	$ 10,000
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567	10,000
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567	10,000
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567	10,000
Brighthouse Index: ICE/BofA 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE/BofA 3-Month U.S. T-Bill Index $11,914
Account Value	$ 11,914	11,320	10,779	10,625	10,619	10,549	10,314	10,124	10,038	10,005	10,000
Brighthouse Index: ICE/BofA 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE/BofA 3-Month U.S. T-Bill Index $11,914
Account Value	$ 11,914	11,320	10,779	10,625	10,619	10,549	10,314	10,124	10,038	10,005	10,000
Brighthouse Index: ICE/BofA 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE/BofA 3-Month U.S. T-Bill Index $11,914
Account Value	$ 11,914	11,320	10,779	10,625	10,619	10,549	10,314	10,124	10,038	10,005	10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Brighthouse Index: Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index $12,307
Account Value	$ 12,307	11,626	10,873	12,545	12,566	11,630	10,755	10,822	10,236	9,937	10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Brighthouse Index: Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index $12,307
Account Value	$ 12,307	11,626	10,873	12,545	12,566	11,630	10,755	10,822	10,236	9,937	10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Brighthouse Index: Dow Jones Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index $14,776
Account Value	$ 14,776	13,883	12,643	14,773	14,102	12,810	11,223	11,588	10,448	9,889	10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Brighthouse Index: Dow Jones Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index $14,776
Account Value	$ 14,776	13,883	12,643	14,773	14,102	12,810	11,223	11,588	10,448	9,889	10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Account Value	$ 17,587	16,202	14,376	16,907	15,454	13,769	11,609	12,247	10,636	9,879	10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Account Value	$ 17,587	16,202	14,376	16,907	15,454	13,769	11,609	12,247	10,636	9,879	10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Brighthouse Index: Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index $20,539
Account Value	$ 20,539	18,464	15,974	18,924	16,592	14,537	11,834	12,770	10,724	9,811	10,000
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Brighthouse Index: Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index $20,539
Account Value	$ 20,539	18,464	15,974	18,924	16,592	14,537	11,834	12,770	10,724	9,811	10,000
Brighthouse Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $21,798
Account Value	$ 21,798	19,278	17,104	19,443	15,150	14,433	11,359	12,951	11,426	9,522	10,000
Brighthouse Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $21,798
Account Value	$ 21,798	19,278	17,104	19,443	15,150	14,433	11,359	12,951	11,426	9,522	10,000
Brighthouse Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $21,798
Account Value	$ 21,798	19,278	17,104	19,443	15,150	14,433	11,359	12,951	11,426	9,522	10,000
Brighthouse Index: MSCI World ex-U.S. Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-U.S. Small Cap Index $17,063
Account Value	$ 17,063	16,604	14,743	18,565	16,704	14,811	11,810	14,415	11,001	10,546	10,000
Brighthouse Index: MSCI World ex-U.S. Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-U.S. Small Cap Index $17,063
Account Value	$ 17,063	16,604	14,743	18,565	16,704	14,811	11,810	14,415	11,001	10,546	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Brighthouse Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index $33,560
Account Value	$ 33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
Brighthouse Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index $33,560
Account Value	$ 33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
Brighthouse Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index $33,560
Account Value	$ 33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,780	13,418	10,711	9,980	10,000
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,780	13,418	10,711	9,980	10,000
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,780	13,418	10,711	9,980	10,000
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,780	13,418	10,711	9,980	10,000
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567	10,000
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567	10,000
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567	10,000
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Account Value	$ 21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559	10,000
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Account Value	$ 21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559	10,000
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Account Value	$ 21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559	10,000
Brighthouse Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $21,772
Account Value	$ 21,772	18,906	15,933	21,636	21,040	15,628	12,163	13,411	10,978	9,862	10,000
Brighthouse Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $21,772
Account Value	$ 21,772	18,906	15,933	21,636	21,040	15,628	12,163	13,411	10,978	9,862	10,000
Brighthouse Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $21,772
Account Value	$ 21,772	18,906	15,933	21,636	21,040	15,628	12,163	13,411	10,978	9,862	10,000
Brighthouse Index: S&P MidCap 400 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index $25,196
Account Value	$ 25,196	22,115	18,993	21,847	17,511	15,407	12,208	13,730	11,811	9,782	10,000
Brighthouse Index: S&P MidCap 400 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index $25,196
Account Value	$ 25,196	22,115	18,993	21,847	17,511	15,407	12,208	13,730	11,811	9,782	10,000
Brighthouse Index: S&P MidCap 400 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index $25,196
Account Value	$ 25,196	22,115	18,993	21,847	17,511	15,407	12,208	13,730	11,811	9,782	10,000
Brighthouse Index: S&P MidCap 400 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index $25,196
Account Value	$ 25,196	22,115	18,993	21,847	17,511	15,407	12,208	13,730	11,811	9,782	10,000
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Account Value	$ 21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559	10,000
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Account Value	$ 21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559	10,000
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Account Value	$ 21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559	10,000
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Account Value	$ 21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559	10,000
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Account Value	$ 21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559	10,000
Brighthouse Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $19,934
Account Value	$ 19,934	18,448	16,091	18,816	14,669	14,020	11,455	13,146	12,190	9,253	10,000
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Account Value	$ 21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559	10,000
Brighthouse Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $19,934
Account Value	$ 19,934	18,448	16,091	18,816	14,669	14,020	11,455	13,146	12,190	9,253	10,000
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Account Value	$ 21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559	10,000
Brighthouse Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $19,934
Account Value	$ 19,934	18,448	16,091	18,816	14,669	14,020	11,455	13,146	12,190	9,253	10,000
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567	10,000
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567	10,000
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567	10,000
Brighthouse Index: MSCI U.S. Small Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Growth Index $24,369
Account Value	$ 24,369	21,691	17,741	24,026	21,545	15,736	12,151	13,358	10,998	9,695	10,000
Brighthouse Index: MSCI U.S. Small Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Growth Index $24,369
Account Value	$ 24,369	21,691	17,741	24,026	21,545	15,736	12,151	13,358	10,998	9,695	10,000
Brighthouse Index: MSCI U.S. Small Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Growth Index $24,369
Account Value	$ 24,369	21,691	17,741	24,026	21,545	15,736	12,151	13,358	10,998	9,695	10,000
Brighthouse Index: MSCI U.S. Small Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Growth Index $24,369
Account Value	$ 24,369	21,691	17,741	24,026	21,545	15,736	12,151	13,358	10,998	9,695	10,000
Brighthouse Index: S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index $16,772
Account Value	$ 16,772	18,289	17,573	15,928	12,723	12,636	10,782	12,332	10,054	7,600	10,000
Brighthouse Index: S&P North American Natural Resources Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P North American Natural Resources Sector Index $15,862
Account Value	$ 15,862	14,672	14,154	10,557	7,544	9,314	7,918	10,032	9,910	7,572	10,000
Brighthouse Index: S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index $16,772
Account Value	$ 16,772	18,289	17,573	15,928	12,723	12,636	10,782	12,332	10,054	7,600	10,000
Brighthouse Index: S&P North American Natural Resources Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P North American Natural Resources Sector Index $15,862
Account Value	$ 15,862	14,672	14,154	10,557	7,544	9,314	7,918	10,032	9,910	7,572	10,000
Brighthouse Index: Bloomberg U.S. Intermediate Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government Bond Index $11,308
Account Value	$ 11,308	11,038	10,582	11,469	11,666	11,034	10,488	10,341	10,225	10,118	10,000
Brighthouse Index: Bloomberg U.S. Intermediate Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government Bond Index $11,308
Account Value	$ 11,308	11,038	10,582	11,469	11,666	11,034	10,488	10,341	10,225	10,118	10,000
Brighthouse Index: Bloomberg U.S. Intermediate Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government Bond Index $11,308
Account Value	$ 11,308	$ 11,038	$ 10,582	$ 11,469	$ 11,666	$ 11,034	$ 10,488	$ 10,341	$ 10,225	$ 10,118	$ 10,000